Income taxes - Deferred Tax Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Tax loss carried forward	$ 50,163,293	$ 42,185,810
Accruals and provisions	62,936,343	48,850,991
Capitalized expenses	50,288,336	26,796,716
Revenue recognition at a point in time less tax paid under deemed profit method	127,927,710	130,498,661
Revenue recognition of real estate lease income on a straight-line basis	17,164,019	14,269,520
Deemed interest expense	55,979,839	43,266,604
Valuation allowance	(28,022,499)	(5,941,941)
Operating lease liability	2,805,537	0
Others	418,310	0
Total deferred tax assets	339,660,888	299,926,361
Deferred tax liabilities:
Revenue recognition over time	(84,241,946)	(77,968,759)
Real estate properties accelerated cost deduction	(1,193,345)	(1,212,993)
Taxable temporary differences arising from asset acquisitions	(280,540,093)	(307,747,731)
Dividend and interest withholding taxes	(49,174,479)	(52,991,279)
Operating lease right-of-use assets	(2,950,373)	0
Others		(61,732)
Total deferred tax liabilities	(418,100,236)	(439,982,494)
Undistributed earnings from subsidiaries	491,700,000	374,400,000
Accrued deferred income tax liabilities	49,200,000	37,400,000
Remaining undistributed earnings	283,700,000	227,200,000
Unrecognized deferred tax liabilities	28,400,000	22,700,000
Consolidation, Eliminations [Member] | U.S. [Member]
Deferred tax liabilities:
Net operating loss carry forwards	10,300,000	1,500,000
Consolidation, Eliminations [Member] | PRC [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 173,400,000	$ 159,900,000
Operating loss carryforwards expiration period	20 years
Consolidation, Eliminations [Member] | PRC [Member] | Maximum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	10 years
Consolidation, Eliminations [Member] | PRC [Member] | Minimum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	1 year